Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Debt Disclosure [Abstract]
Lease payments, loans and investment in operating leases	¥ 125,196
Investment in securities	172,503
Property under facility operations	27,125
Other assets and other	14,026
Total	¥ 338,850